EMPLOYEE BENEFITS - Movement in the number of conditional shares (Details) - Conditional shares	12 Months Ended
	Jun. 30, 2023 shares R / shares	Jun. 30, 2022 shares R / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement at the beginning of the year (in shares)	7,593,670	7,840,620
Conditional shares granted (in shares)	4,922,751	3,508,232
Weighted average price (R per share) | R / shares	11.44	14.02
Conditional shares forfeited (in shares)	(276,579)	(892,528)
Number of share options outstanding in share-based payment arrangement at the end of the year (in shares)	9,524,238	7,593,670
December 2, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement at the beginning of the year (in shares)	2,715,604
Number of share options outstanding in share-based payment arrangement at the end of the year (in shares)	0	2,715,604
October 22, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement at the beginning of the year (in shares)	1,666,778
Number of share options outstanding in share-based payment arrangement at the end of the year (in shares)	1,588,120	1,666,778
October 20, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement at the beginning of the year (in shares)	3,211,288
Number of share options outstanding in share-based payment arrangement at the end of the year (in shares)	3,081,179	3,211,288
October 19, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement at the beginning of the year (in shares)	0
Number of share options outstanding in share-based payment arrangement at the end of the year (in shares)	4,854,939	0